FEDERATED STOCK AND BOND FUND, INC.
                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                December 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: FEDERATED STOCK AND BOND FUND, INC. (the "Trust")
         1933 Act File No. 2-10415
         1940 ACT FILE NO. 811- 1

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated December 31, 2000, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on December 28, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-6659.

                                          Very truly yours,



                                          /s/ Amanda J. Reed
                                          Amanda J. Reed
                                          Assistant Secretary